Strive Small-Cap ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 93.1%
Advertising - 0.1%
1,493	Integral Ad Science Holding Corp. (a)	$17,140
Aerospace & Defense - 0.7%
503	AeroVironment, Inc. (a)	57,674
982	Leonardo DRS, Inc. (a)	18,727
555	Moog, Inc. - Class A	64,408
5,042	Rocket Lab USA, Inc. (a)	21,327
2,032	Spirit AeroSystems Holdings, Inc. - Class A (a)	45,923
		208,059
Air Freight & Logistics - 0.3%
500	Forward Air Corp.	32,205
614	Hub Group, Inc. - Class A (a)	42,213
		74,418
Alternative Carriers - 0.2%
835	Cogent Communications Holdings, Inc.	54,258
Aluminum - 0.1%
2,517	Constellium SE ADR (a)(b)	39,769
Apparel Retail - 0.8%
3,529	American Eagle Outfitters, Inc.	61,652
577	Boot Barn Holdings, Inc. (a)	40,101
1,791	Foot Locker, Inc.	37,593
5,285	Gap, Inc.	67,648
1,187	Urban Outfitters, Inc. (a)	41,094
		248,088
Apparel, Accessories & Luxury Goods - 1.4%
2,305	Capri Holdings Ltd. ADR (a)(b)	117,970
709	Carter's, Inc.	47,616
723	Columbia Sportswear Co.	53,357
1,075	Kontoor Brands, Inc.	49,934
1,228	PVH Corp.	91,302
3,669	Under Armour, Inc. - Class A (a)	25,133
4,080	Under Armour, Inc. - Class C (a)	26,234
		411,546
Application Software - 4.0%
2,082	ACI Worldwide, Inc. (a)	42,410
916	Alarm.com Holdings, Inc. (a)	46,835
1,169	Alteryx, Inc. - Class A (a)	37,420
1,540	Asana, Inc. - Class A (a)	28,444
12,911	Aurora Innovation, Inc. (a)	22,594
1,054	Blackbaud, Inc. (a)	68,932
1,069	BlackLine, Inc. (a)	52,488
2,712	Box, Inc. - Class A (a)	67,420
929	Braze, Inc. - Class A (a)	39,557

Strive Small-Cap ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Application Software - 4.0% (cont’d)
2,035	C3.ai, Inc. - Class A (a)(c)	49,654
1,686	Clear Secure, Inc. - Class A	28,358
1,652	Clearwater Analytics Holdings, Inc. - Class A (a)	29,868
826	EngageSmart, Inc. (a)	18,709
962	Envestnet, Inc. (a)	35,594
3,007	Freshworks, Inc. - Class A (a)	53,946
1,804	HashiCorp, Inc. - Class A (a)	35,521
739	Informatica, Inc. - Class A (a)	14,174
336	Instructure Holdings, Inc. (a)	8,276
487	Intapp, Inc. (a)	16,655
526	InterDigital, Inc.	39,581
1,311	Jamf Holding Corp. (a)	21,055
3,195	Marathon Digital Holdings, Inc. (a)(c)	28,148
1,331	nCino, Inc. (a)	37,401
2,589	NCR Voyix Corp. (a)	39,586
1,105	New Relic, Inc. (a)	95,770
832	Pegasystems, Inc.	35,560
1,618	RingCentral, Inc. - Class A (a)	43,006
3,185	Riot Platforms, Inc. (a)(c)	31,149
1,752	Sprinklr, Inc. - Class A (a)	23,810
903	Sprout Social, Inc. - Class A (a)	39,082
1,217	Verint Systems, Inc. (a)	22,892
844	Vertex, Inc. - Class A (a)	20,433
		1,174,328
Asset Management & Custody Banks - 1.0%
1,303	Artisan Partners Asset Management, Inc. - Class A	42,999
413	AssetMark Financial Holdings, Inc. (a)	9,875
490	Cohen & Steers, Inc.	25,598
1,688	Federated Hermes, Inc.	53,510
655	Hamilton Lane, Inc. - Class A	55,099
2,580	Janus Henderson Group PLC ADR (b)	59,520
1,054	StepStone Group, Inc. - Class A	29,828
690	Victory Capital Holdings, Inc. - Class A	20,327
		296,756
Automotive Parts & Equipment - 1.2%
1,817	Adient PLC ADR (a)(b)	61,215
2,513	Dana, Inc.	28,849
510	Dorman Products, Inc. (a)	31,712
817	Fox Factory Holding Corp. (a)	66,561
476	LCI Industries	51,641
4,655	Luminar Technologies, Inc. (a)(c)	14,756
5,281	QuantumScape Corp. (a)	27,567
543	Visteon Corp. (a)	62,516

Strive Small-Cap ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
		344,817
Automotive Retail - 0.8%
1,175	Advance Auto Parts, Inc.	61,135
425	Asbury Automotive Group, Inc. (a)	81,332
785	Camping World Holdings, Inc. - Class A	13,149
263	Group 1 Automotive, Inc.	66,363
		221,979
Biotechnology - 4.8%
2,320	ACADIA Pharmaceuticals, Inc. (a)	52,362
936	Akero Therapeutics, Inc. (a)	11,157
3,278	Alkermes PLC ADR (a)(b)	79,295
1,368	Alvotech S.A. ADR (a)(b)(c)	12,162
5,470	Amicus Therapeutics, Inc. (a)	60,006
1,956	Apellis Pharmaceuticals, Inc. (a)	95,179
1,977	Arrowhead Pharmaceuticals, Inc. (a)	48,614
1,351	Beam Therapeutics, Inc. (a)	28,560
1,159	Blueprint Medicines Corp. (a)	68,219
2,256	Bridgebio Pharma, Inc. (a)	58,746
1,141	Cerevel Therapeutics Holdings, Inc. (a)	26,985
1,485	CRISPR Therapeutics AG ADR (a)(b)	57,796
1,840	Cytokinetics, Inc. (a)	64,142
1,945	Denali Therapeutics, Inc. (a)	36,624
5,042	ImmunoGen, Inc. (a)	74,924
1,032	Immunovant, Inc. (a)	34,108
2,617	Insmed, Inc. (a)	65,582
1,617	Intellia Therapeutics, Inc. (a)	40,506
443	Krystal Biotech, Inc. (a)	51,773
278	Madrigal Pharmaceuticals, Inc. (a)	36,524
359	MoonLake Immunotherapeutics ADR (a)(b)	18,600
740	Morphic Holding, Inc. (a)	14,763
2,067	Natera, Inc. (a)	81,584
565	Nuvalent, Inc. - Class A (a)	29,431
670	ProKidney Corp. ADR (a)(b)	1,092
754	Prothena Corp. PLC ADR (a)(b)	27,491
1,429	PTC Therapeutics, Inc. (a)	26,794
2,803	Recursion Pharmaceuticals, Inc. - Class A (a)	14,800
1,901	REVOLUTION Medicines, Inc. (a)	37,640
1,015	Sage Therapeutics, Inc. (a)	19,011
2,645	TG Therapeutics, Inc. (a)	20,446
1,283	Ultragenyx Pharmaceutical, Inc. (a)	45,418
1,684	Vaxcyte, Inc. (a)	81,000
		1,421,334

Strive Small-Cap ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Brewers - 0.2%
186	Boston Beer Co., Inc. - Class A (a)	62,115
Broadcasting - 0.2%
4,176	TEGNA, Inc.	60,594
Broadline Retail - 0.8%
59	Dillard's, Inc. - Class A	18,317
2,102	Kohl's Corp.	47,400
5,385	Macy's, Inc.	65,589
1,890	Nordstrom, Inc.	26,422
1,201	Ollie's Bargain Outlet Holdings, Inc. (a)	92,765
		250,493
Building Products - 1.7%
1,311	AAON, Inc.	71,423
859	Armstrong World Industries, Inc.	65,190
2,830	AZEK Co., Inc. (a)	74,146
306	CSW Industrials, Inc.	54,242
959	Griffon Corp.	38,302
2,554	Hayward Holdings, Inc. (a)	26,817
429	Masonite International Corp. ADR (a)(b)	33,951
2,790	Resideo Technologies, Inc. (a)	40,399
444	Tecnoglass, Inc. ADR (b)	14,510
2,692	Zurn Elkay Water Solutions Corp. - Class C	71,230
		490,210
Cable & Satellite - 0.2%
87	Cable One, Inc.	47,839
4,791	DISH Network Corp. - Class A (a)	23,476
		71,315
Cargo Ground Transportation - 0.8%
450	ArcBest Corp.	48,996
2,332	RXO, Inc. (a)	40,833
833	Ryder System, Inc.	81,251
781	Schneider National, Inc. - Class B	19,783
1,089	Werner Enterprises, Inc.	39,552
		230,415
Casinos & Gaming - 0.4%
2,980	Penn Entertainment, Inc. (a)	58,795
953	Red Rock Resorts, Inc. - Class A	37,691
2,117	Sportradar Holding AG - Class A ADR (a)(b)	18,693
		115,179
Coal & Consumable Fuels - 0.4%
521	CONSOL Energy, Inc.	47,875
2,370	Peabody Energy Corp.	55,908
		103,783

Strive Small-Cap ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Commercial & Residential Mortgage Finance - 1.6%
595	Enact Holdings, Inc.	16,398
2,027	Essent Group Ltd. ADR (b)	95,755
5,533	MGIC Investment Corp.	93,176
1,184	Mr Cooper Group, Inc. (a)	66,932
1,620	NMI Holdings, Inc. - Class A (a)	44,307
490	PennyMac Financial Services, Inc.	32,928
3,016	Radian Group, Inc.	76,425
1,040	TFS Financial Corp.	12,334
611	Walker & Dunlop, Inc.	39,593
		477,848
Commercial Printing - 0.1%
852	Brady Corp. - Class A	43,844
Commodity Chemicals - 0.3%
1,079	Cabot Corp.	71,732
2,261	Tronox Holdings PLC ADR (b)	24,170
		95,902
Communications Equipment - 0.7%
1,127	Calix, Inc. (a)	37,326
2,459	Extreme Networks, Inc. (a)	50,705
Communications Equipment - 0.7% (cont’d)
1,300	Lumentum Holdings, Inc. (a)	50,973
2,190	Viasat, Inc. (a)	40,384
4,289	Viavi Solutions, Inc. (a)	33,368
		212,756
Construction & Engineering - 1.1%
617	Ameresco, Inc. - Class A (a)	16,135
978	Arcosa, Inc.	67,550
551	Dycom Industries, Inc. (a)	46,934
2,754	Fluor Corp. (a)	91,681
4,032	MDU Resources Group, Inc.	75,035
320	MYR Group, Inc. (a)	37,066
		334,401
Construction Machinery & Heavy Transportation Equipment - 0.8%
197	Alamo Group, Inc.	31,579
1,763	Allison Transmission Holdings, Inc.	88,890
1,156	Federal Signal Corp.	67,094
1,283	Terex Corp.	58,761
		246,324
Construction Materials - 0.4%
1,112	Knife River Corp. (a)	55,956
2,304	Summit Materials, Inc. - Class A (a)	75,801
		131,757

Strive Small-Cap ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Consumer Finance - 0.7%
725	FirstCash Holdings, Inc.	78,967
1,669	Navient Corp.	26,554
264	Nelnet, Inc. - Class A	22,390
4,341	SLM Corp.	56,433
1,307	Upstart Holdings, Inc. (a)(c)	31,407
		215,751
Consumer Staples Merchandise Retail - 0.1%
494	PriceSmart, Inc.	30,870
Data Processing & Outsourced Services - 1.0%
866	Concentrix Corp.	65,998
3,157	ExlService Holdings, Inc. (a)	82,429
1,169	Maximus, Inc.	87,348
2,706	Verra Mobility Corp. (a)	53,498
		289,273
Distillers & Vintners - 0.1%
310	MGP Ingredients, Inc.	29,345
Diversified Chemicals - 0.3%
3,473	Huntsman Corp.	81,025
Diversified Financial Services - 0.2%
1,575	Jackson Financial, Inc. - Class A	57,818
Diversified Metals & Mining - 0.3%
406	Materion Corp.	39,374
2,859	MP Materials Corp. (a)	46,888
		86,262
Diversified Real Estate Activities - 0.1%
716	St Joe Co.	33,394
Diversified Support Services - 0.3%
2,575	ACV Auctions, Inc. - Class A (a)	34,325
1,205	Driven Brands Holdings, Inc. (a)	13,713
287	UniFirst Corp.	47,191
		95,229
Education Services - 0.7%
1,112	Bright Horizons Family Solutions, Inc. (a)	82,355
70	Graham Holdings Co. - Class B	40,510
585	Grand Canyon Education, Inc. (a)	69,223
		192,088
Electric Utilities - 1.5%
1,111	ALLETE, Inc.	59,483
2,117	Hawaiian Electric Industries, Inc. (c)	27,479
981	IDACORP, Inc.	92,911
703	MGE Energy, Inc.	50,356
822	Otter Tail Corp.	63,245
1,652	PNM Resources, Inc.	69,814

Strive Small-Cap ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
1,869	Portland General Electric Co.	74,797
		438,085
Electrical Components & Equipment - 1.5%
606	Acuity Brands, Inc.	98,154
2,787	Array Technologies, Inc. (a)	48,299
6,356	ChargePoint Holdings, Inc. (a)	16,144
325	Encore Wire Corp.	58,120
782	EnerSys	66,924
2,513	Enovix Corp. (a)(c)	22,391
794	Fluence Energy, Inc. (a)	13,752
3,266	Shoals Technologies Group, Inc. - Class A (a)	50,166
4,311	Sunrun, Inc. (a)	41,601
437	Vicor Corp. (a)	16,929
		432,480
Electronic Components - 0.5%
813	Belden, Inc.	57,642
356	Rogers Corp. (a)	43,749
2,462	Vishay Intertechnology, Inc.	54,755
		156,146

Electronic Equipment & Instruments - 1.1%
719	Advanced Energy Industries, Inc.	62,740
582	Badger Meter, Inc.	80,636
992	Crane NXT Co.	51,584
876	Itron, Inc. (a)	50,177
3,011	Vontier Corp.	89,005
		334,142
Electronic Manufacturing Services - 0.4%
520	Plexus Corp. (a)	51,126
1,101	Sanmina Corp. (a)	56,008
		107,134
Environmental & Facilities Services - 0.7%
1,269	ABM Industries, Inc.	49,922
1,106	Casella Waste Systems, Inc. - Class A (a)	83,448
1,791	Stericycle, Inc. (a)	73,861
		207,231
Fertilizers & Agricultural Chemicals - 0.1%
805	Scotts Miracle-Gro Co.	35,774
Food Retail - 0.4%
1,753	Grocery Outlet Holding Corp. (a)	48,506
1,985	Sprouts Farmers Market, Inc. (a)	83,410
		131,916
Footwear - 0.2%
1,356	Steven Madden Ltd.	44,463

Strive Small-Cap ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Forest Products - 0.2%
1,237	Louisiana-Pacific Corp.	63,433
Gas Utilities - 1.5%
1,762	National Fuel Gas Co.	89,774
1,879	New Jersey Resources Corp.	76,250
1,058	ONE Gas, Inc.	63,903
1,337	Southwest Gas Holdings, Inc.	78,362
1,028	Spire, Inc.	57,188
4,091	UGI Corp.	85,093
		450,570
Health Care Distributors - 0.2%
1,652	Patterson Cos., Inc.	50,320
Health Care Equipment - 2.0%
965	AtriCure, Inc. (a)	33,428
970	Axonics, Inc. (a)	49,674
589	CONMED Corp.	57,404
954	Enovis Corp. (a)	43,789
912	Glaukos Corp. (a)	62,198
882	Inari Medical, Inc. (a)	53,546
1,333	Inmode Ltd. ADR (a)(b)	25,460
Health Care Equipment - 2.0% (cont’d)
636	Integer Holdings Corp. (a)	51,624
1,384	Integra LifeSciences Holdings Corp. (a)	49,769
568	iRhythm Technologies, Inc. (a)	44,599
1,042	LivaNova PLC ADR (a)(b)	51,110
2,171	Novocure Ltd. ADR (a)(b)	28,874
859	Omnicell, Inc. (a)	30,529
620	TransMedics Group, Inc. (a)	23,238
		605,242
Health Care Facilities - 0.6%
1,076	Ensign Group, Inc.	103,942
2,039	Select Medical Holdings Corp.	46,346
1,300	Surgery Partners, Inc. (a)	30,069
		180,357
Health Care Services - 1.1%
683	Agiliti, Inc. (a)	3,845
618	Amedisys, Inc. (a)	56,541
767	AMN Healthcare Services, Inc. (a)	58,185
178	CorVel Corp. (a)	34,521
2,208	Guardant Health, Inc. (a)	57,143
1,356	LifeStance Health Group, Inc. (a)	7,905
2,279	Premier, Inc. - Class A	43,802
2,068	Privia Health Group, Inc. (a)	43,469
1,131	RadNet, Inc. (a)	30,492

Strive Small-Cap ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
		335,903
Health Care Supplies - 1.0%
976	Haemonetics Corp. (a)	83,184
439	ICU Medical, Inc. (a)	43,048
1,092	Merit Medical Systems, Inc. (a)	75,064
3,850	Neogen Corp. (a)	57,327
930	STAAR Surgical Co. (a)	38,893
		297,516
Health Care Technology - 0.6%
2,302	Certara, Inc. (a)	28,061
2,095	Evolent Health, Inc. - Class A (a)	51,181
1,438	GoodRx Holdings, Inc. - Class A (a)	7,089
1,215	Schrodinger, Inc. (a)	26,366
3,041	Teladoc Health, Inc. (a)	50,298
		162,995
Heavy Electrical Equipment - 0.1%
3,485	Bloom Energy Corp. - Class A (a)	36,244
Home Furnishings - 0.2%
2,519	Leggett & Platt, Inc.	59,020

Homebuilding - 2.1%
170	Cavco Industries, Inc. (a)	42,417
577	Century Communities, Inc.	35,486
409	Dream Finders Homes, Inc. - Class A (a)	8,053
494	Green Brick Partners, Inc. (a)	19,118
459	Installed Building Products, Inc.	51,257
1,383	KB Home	61,129
400	LGI Homes, Inc. (a)	37,804
573	M/I Homes, Inc. (a)	47,026
1,104	MDC Holdings, Inc.	41,897
695	Meritage Homes Corp.	79,244
1,033	Skyline Champion Corp. (a)	60,565
2,057	Taylor Morrison Home Corp. (a)	78,824
1,928	Tri Pointe Homes, Inc. (a)	48,316
		611,136
Hotels, Resorts & Cruise Lines - 0.5%
1,557	Hilton Grand Vacations, Inc. (a)	55,974
626	Marriott Vacations Worldwide Corp.	56,252
1,391	Travel + Leisure Co.	47,336
		159,562
Household Appliances - 0.2%
535	Cricut, Inc. - Class A	4,564
462	Helen of Troy Ltd. ADR (a)(b)	45,424
		49,988

Strive Small-Cap ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Household Products - 0.5%
1,382	Energizer Holdings, Inc.	43,644
780	Spectrum Brands Holdings, Inc.	58,750
259	WD-40 Co.	54,753
		157,147
Housewares & Specialties - 0.2%
7,281	Newell Brands, Inc.	48,928
Human Resource & Employment Services - 1.2%
7,017	Alight, Inc. - Class A (a)	46,593
925	ASGN, Inc. (a)	77,201
991	First Advantage Corp.	12,893
695	Insperity, Inc.	73,559
994	Korn Ferry	45,247
969	ManpowerGroup, Inc.	67,801
1,220	Paycor HCM, Inc. (a)	26,328
		349,622
Industrial Machinery & Supplies & Components - 3.0%
602	Albany International Corp. - Class A	49,129
943	Crane Co.	91,782
402	EnPro Industries, Inc.	44,646
Industrial Machinery & Supplies & Components - 3.0% (cont’d)
1,100	Esab Corp.	69,630
490	ESCO Technologies, Inc.	47,638
2,542	Flowserve Corp.	93,342
768	Franklin Electric Co., Inc.	66,601
2,708	Gates Industrial Corp. PLC ADR (a)(b)	29,571
1,377	Hillenbrand, Inc.	52,367
611	John Bean Technologies Corp.	63,556
225	Kadant, Inc.	49,500
1,551	Kennametal, Inc.	35,844
2,152	Mueller Industries, Inc.	81,152
3,089	Mueller Water Products, Inc. - Class A	38,211
861	SPX Technologies, Inc. (a)	68,983
		881,952
Insurance Brokers - 0.2%
1,212	BRP Group, Inc. - Class A (a)	25,367
400	Goosehead Insurance, Inc. - Class A (a)	25,948
410	Hagerty, Inc. - Class A (a)	3,165
		54,480
Integrated Telecommunication Services - 0.3%
4,805	Frontier Communications Parent, Inc. (a)	86,106
Interactive Home Entertainment - 0.0% (d)
891	Playtika Holding Corp. (a)	7,484

Strive Small-Cap ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Interactive Media & Services - 0.7%
1,931	Bumble, Inc. - Class A (a)	25,953
1,744	Cargurus, Inc. (a)	30,049
1,233	Rumble, Inc. (a)(c)	5,536
1,900	TripAdvisor, Inc. (a)	28,044
1,306	Yelp, Inc. (a)	55,100
889	Ziff Davis, Inc. (a)	53,749
		198,431
Internet Services & Infrastructure - 0.2%
1,083	DigitalOcean Holdings, Inc. (a)	22,158
875	Squarespace, Inc. - Class A (a)	24,859
		47,017
Investment Banking & Brokerage - 1.1%
687	Evercore, Inc. - Class A	89,434
2,127	Lazard Ltd. - Class A ADR (b)	59,067
1,285	Moelis & Co. - Class A	53,507
332	Piper Sandler Cos.	46,430
463	PJT Partners, Inc. - Class A	36,281
1,756	Virtu Financial, Inc. - Class A	32,468
		317,187

IT Consulting & Other Services - 0.3%
4,388	Kyndryl Holdings, Inc. (a)	64,196
664	Perficient, Inc. (a)	38,638
		102,834
Leisure Facilities - 0.1%
1,001	Life Time Group Holdings, Inc. (a)	11,832
690	SeaWorld Entertainment, Inc. (a)	29,725
		41,557
Leisure Products - 0.6%
593	Acushnet Holdings Corp.	30,219
6,307	Peloton Interactive, Inc. - Class A (a)	30,021
2,769	Topgolf Callaway Brands Corp. (a)	33,837
1,677	YETI Holdings, Inc. (a)	71,306
		165,383
Life & Health Insurance - 1.1%
1,476	American Equity Investment Life Holding Co.	78,169
1,287	Brighthouse Financial, Inc. (a)	58,301
2,168	CNO Financial Group, Inc.	50,254
361	F&G Annuities & Life, Inc.	11,079
9,178	Genworth Financial, Inc. - Class A (a)	54,976
3,266	Lincoln National Corp.	71,101
		323,880

Strive Small-Cap ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Life Sciences Tools & Services - 0.6%
1,239	Azenta, Inc. (a)	56,313
1,744	Fortrea Holdings, Inc. (a)	49,530
2,116	Maravai LifeSciences Holdings, Inc. - Class A (a)	14,516
4,475	Pacific Biosciences of California, Inc. (a)	27,656
1,905	Sotera Health Co. (a)	24,117
		172,132
Managed Health Care - 0.6%
1,630	HealthEquity, Inc. (a)	116,838
1,527	Progyny, Inc. (a)	47,123
		163,961
Marine Transportation - 0.5%
1,199	Kirby Corp. (a)	89,565
679	Matson, Inc.	59,107
		148,672
Metal, Glass & Plastic Containers - 0.5%
477	Greif, Inc. - Class A	30,290
52	Greif, Inc. - Class B	3,331
2,982	O-I Glass, Inc. (a)	46,072
1,675	Silgan Holdings, Inc.	67,101
		146,794
Motorcycle Manufacturers - 0.2%
2,578	Harley-Davidson, Inc.	69,219
Movies & Entertainment - 0.3%
1,139	AMC Entertainment Holdings, Inc. - Class A (a)	12,165
193	Atlanta Braves Holdings, Inc. - Class A (a)	7,317
735	Atlanta Braves Holdings, Inc. - Class C (a)	25,563
330	Madison Square Garden Sports Corp. (a)	55,486
		100,531
Multi-Utilities - 0.6%
1,461	Avista Corp.	46,299
1,289	Black Hills Corp.	62,323
1,155	Northwestern Energy Group, Inc.	55,452
		164,074
Oil & Gas Drilling - 0.5%
1,706	Helmerich & Payne, Inc.	67,506
6,815	Patterson-UTI Energy, Inc.	86,551
		154,057
Oil & Gas Equipment & Services - 1.3%
1,245	Cactus, Inc. - Class A	58,440
1,743	Expro Group Holdings N.V. ADR (a)(b)	27,452
3,016	Liberty Energy, Inc.	59,415
1,942	Oceaneering International, Inc. (a)	42,705
938	Tidewater, Inc. (a)	64,112

Strive Small-Cap ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
1,376	Weatherford International PLC ADR (a)(b)	128,092
		380,216
Oil & Gas Exploration & Production - 2.0%
1,343	California Resources Corp.	70,628
1,180	Callon Petroleum Co. (a)	44,073
3,091	CNX Resources Corp. (a)	67,137
1,755	Comstock Resources, Inc.	22,113
952	Denbury, Inc. (a)	84,623
3,484	Magnolia Oil & Gas Corp. - Class A	78,216
1,562	Northern Oil and Gas, Inc.	59,887
1,551	Sitio Royalties Corp. - Class A	38,341
2,304	SM Energy Co.	92,897
1,382	Viper Energy Partners LP	39,359
		597,274
Oil & Gas Refining & Marketing - 0.1%
568	CVR Energy, Inc.	18,602
Oil & Gas Storage & Transportation - 0.9%
1,885	DT Midstream, Inc.	101,733
8,053	Equitrans Midstream Corp.	71,430
1,936	Golar LNG Ltd. ADR (b)	43,424
288	Kinetik Holdings, Inc.	10,207
941	Scorpio Tankers, Inc. ADR (b)	52,837
		279,631
Other Specialty Retail - 0.4%
1,465	Academy Sports & Outdoors, Inc.	65,691
835	Signet Jewelers Ltd. ADR (b)	58,308
		123,999
Packaged Foods & Meats - 1.9%
3,472	Flowers Foods, Inc.	76,141
915	Freshpet, Inc. (a)	52,521
2,559	Hostess Brands, Inc. (a)	85,471
227	J & J Snack Foods Corp.	35,550
378	Lancaster Colony Corp.	63,946
1,016	Post Holdings, Inc. (a)	81,564
5	Seaboard Corp.	17,535
1,851	Simply Good Foods Co. (a)	69,024
275	Tootsie Roll Industries, Inc.	8,555
1,077	TreeHouse Foods, Inc. (a)	44,900
1,301	Utz Brands, Inc.	15,859
		551,066
Passenger Airlines - 0.2%
87	Allegiant Travel Co.	5,796
137	Copa Holdings S.A. - Class A ADR (b)	11,186
1,642	JetBlue Airways Corp. (a)	6,174

Strive Small-Cap ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
6,537	Joby Aviation, Inc. (a)	34,450
		57,606
Passenger Ground Transportation - 0.2%
6,164	Lyft, Inc. - Class A (a)	56,524
Personal Care Products - 0.6%
2,647	BellRing Brands, Inc. (a)	115,753
352	Inter Parfums, Inc.	44,743
1,782	Olaplex Holdings, Inc. (a)	2,530
		163,026
Pharmaceuticals - 1.1%
734	Amphastar Pharmaceuticals, Inc. (a)	33,228
739	Axsome Therapeutics, Inc. (a)	46,025
1,627	Corcept Therapeutics, Inc. (a)	45,686
5,033	Organon & Co.	74,438
2,627	Perrigo Co. PLC ADR (b)	72,610
955	Prestige Consumer Healthcare, Inc. (a)	56,689
85	Scilex Holding Co. (a)	159
		328,835
Property & Casualty Insurance - 1.2%
1,090	Assured Guaranty Ltd. ADR (b)	68,016
1,537	Axis Capital Holdings Ltd. ADR (b)	87,763
620	Hanover Insurance Group, Inc.	72,670
1,154	Kemper Corp.	46,022
47	White Mountains Insurance Group Ltd. ADR (b)	67,245
		341,716
Real Estate Development - 0.1%
638	Howard Hughes Holdings, Inc. (a)	42,319
Real Estate Operating Companies - 0.3%
3,325	DigitalBridge Group, Inc.	52,701
2,080	Kennedy-Wilson Holdings, Inc.	26,770
		79,471
Real Estate Services - 0.2%
3,338	Cushman & Wakefield PLC ADR (a)(b)	24,601
1,494	eXp World Holdings, Inc.	19,825
10,744	Opendoor Technologies, Inc. (a)	20,414
		64,840
Regional Banks - 7.6%
1,276	Ameris Bancorp	47,595
2,856	Associated Banc-Corp	46,296
1,433	Atlantic Union Bankshares Corp.	41,285
1,025	Axos Financial, Inc. (a)	36,931
339	BancFirst Corp.	27,496
758	Bank of Hawaii Corp.	37,438
2,139	Bank OZK	76,598

Strive Small-Cap ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Regional Banks - 7.6% (cont’d)
3,485	Cadence Bank	73,812
1,342	Cathay General Bancorp	45,507
4,016	Columbia Banking System, Inc.	78,995
1,028	Community Bank System, Inc.	41,069
2,553	CVB Financial Corp.	39,878
3,095	Eastern Bankshares, Inc.	34,076
3,418	First BanCorp ADR (b)	45,630
2,665	First Financial Bankshares, Inc.	64,093
2,467	First Hawaiian, Inc.	44,233
1,594	First Interstate BancSystem, Inc. - Class A	36,774
6,893	FNB Corp.	73,686
3,150	Fulton Financial Corp.	40,919
2,151	Glacier Bancorp, Inc.	64,939
1,640	Hancock Whitney Corp.	56,465
3,654	Home BancShares, Inc.	74,724
835	Independent Bank Corp.	40,748
1,081	International Bancshares Corp.	47,380
5,586	Old National Bancorp	76,528
1,825	Pacific Premier Bancorp, Inc.	34,675
1,439	Pinnacle Financial Partners, Inc.	89,736
1,376	Popular, Inc. ADR (b)	89,495
969	ServisFirst Bancshares, Inc.	45,698
2,379	Simmons First National Corp. - Class A	33,806
2,765	Synovus Financial Corp.	72,084
914	Texas Capital Bancshares, Inc. (a)	50,325
763	UMB Financial Corp.	47,855
2,568	United Bankshares, Inc.	73,034
2,255	United Community Banks, Inc.	49,813
8,444	Valley National Bancorp	65,694
2,030	Western Alliance Bancorp	83,433
1,151	Wintrust Financial Corp.	85,968
1,182	WSFS Financial Corp.	41,843
2,910	Zions Bancorp N.A.	89,774
		2,246,328
Reinsurance - 0.2%
258	Enstar Group Ltd. ADR (a)(b)	61,138
Renewable Electricity - 0.6%
1,652	Clearway Energy, Inc. - Class C	35,865
670	Clearway Energy, Inc. - Class A	13,648
1,935	NextEra Energy Partners LP	52,380
984	Ormat Technologies, Inc.	60,555
1,952	Sunnova Energy International, Inc. (a)(c)	17,822
		180,270

Strive Small-Cap ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Research & Consulting Services - 0.8%
931	CBIZ, Inc. (a)	48,375
5,003	Dun & Bradstreet Holdings, Inc.	43,826
1,001	Exponent, Inc.	73,363
2,038	Legalzoom.com, Inc. (a)	20,319
802	Parsons Corp. (a)	45,353
		231,236
Restaurants - 1.1%
1,609	Bloomin' Brands, Inc.	37,554
788	Dutch Bros, Inc. - Class A (a)	19,180
1,569	Krispy Kreme, Inc.	20,287
625	Papa John's International, Inc.	40,638
726	Shake Shack, Inc. - Class A (a)	40,685
3,353	Wendy's Co.	63,774
580	Wingstop, Inc.	106,007
		328,125
Security & Alarm Services - 0.2%
880	Brink's Co.	58,837
Semiconductor Materials & Equipment - 0.7%
1,513	FormFactor, Inc. (a)	51,260
1,066	Kulicke & Soffa Industries, Inc.	44,356
941	Onto Innovation, Inc. (a)	105,740
		201,356
Semiconductors - 1.7%
720	Ambarella, Inc. ADR (a)(b)	32,393
1,062	Cirrus Logic, Inc. (a)	71,080
1,788	Credo Technology Group Holding Ltd. ADR (a)(b)	25,425
857	Diodes, Inc. (a)	55,774
1,052	MACOM Technology Solutions Holdings, Inc. (a)	74,208
1,417	MaxLinear, Inc. (a)	21,538
1,115	Power Integrations, Inc.	77,303
603	Silicon Laboratories, Inc. (a)	55,585
313	SiTime Corp. (a)	31,237
758	Synaptics, Inc. (a)	63,414
		507,957
Silver - 0.2%
11,154	Hecla Mining Co.	45,397
Soft Drinks & Non-alcoholic Beverages - 0.1%
456	National Beverage Corp. (a)	21,149
Specialized Consumer Services - 0.6%
1,534	Frontdoor, Inc. (a)	44,379
2,888	H&R Block, Inc.	118,552
1,660	Mister Car Wash, Inc. (a)	8,632
		171,563

Strive Small-Cap ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Specialty Chemicals - 2.1%
957	Ashland, Inc.	73,335
1,741	Avient Corp.	55,050
636	Balchem Corp.	73,929
4,332	Element Solutions, Inc.	78,972
27,310	Ginkgo Bioworks Holdings, Inc. (a)(c)	37,415
1,040	HB Fuller Co.	68,796
478	Innospec, Inc.	46,844
3,470	Livent Corp. (a)	50,627
135	NewMarket Corp.	65,090
265	Quaker Chemical Corp.	38,086
811	Sensient Technologies Corp.	45,757
		633,901
Steel - 0.7%
243	Alpha Metallurgical Resources, Inc.	53,450
353	Arch Resources, Inc.	53,243
935	Carpenter Technology Corp.	58,643
582	Worthington Industries, Inc.	35,863
		201,199
Systems Software - 1.8%
792	Appian Corp. - Class A (a)	31,252
837	CommVault Systems, Inc. (a)	54,698
1,242	N-able, Inc. (a)	16,096
830	Progress Software Corp.	42,645
709	Qualys, Inc. (a)	108,442
1,159	Rapid7, Inc. (a)	53,882
4,507	SentinelOne, Inc. - Class A (a)	70,444
2,206	Tenable Holdings, Inc. (a)	92,895
2,058	Varonis Systems, Inc. (a)	69,231
		539,585
Technology Distributors - 0.6%
1,767	Avnet, Inc.	81,865
634	Insight Enterprises, Inc. (a)	90,852
		172,717
Technology Hardware, Storage & Peripherals - 0.2%
3,260	IonQ, Inc. (a)(c)	31,426
2,111	Xerox Holdings Corp.	27,105
		58,531
Tires & Rubber - 0.2%
5,492	Goodyear Tire & Rubber Co. (a)	65,355
Trading Companies & Distributors - 2.2%
2,009	Air Lease Corp.	69,572
755	Applied Industrial Technologies, Inc.	115,900
989	Beacon Roofing Supply, Inc. (a)	70,387

Strive Small-Cap ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Trading Companies & Distributors - 2.2% (cont’d)
759	Boise Cascade Co.	71,156
1,705	FTAI Aviation Ltd. ADR (b)	64,125
700	GATX Corp.	73,206
789	GMS, Inc. (a)	46,141
512	Herc Holdings, Inc.	54,676
467	McGrath RentCorp	46,980
1,204	Rush Enterprises, Inc. - Class A	42,838
138	Rush Enterprises, Inc. - Class B	5,581
		660,562
Transaction & Payment Processing Services - 1.6%
3,979	Affirm Holdings, Inc. (a)	70,070
3,025	AvidXchange Holdings, Inc. (a)	26,136
1,250	EVERTEC, Inc. ADR (b)	39,725
2,054	Flywire Corp. (a)	55,232
9,440	Marqeta, Inc. - Class A (a)	48,805
1,293	NCR Atleos Corp. (a)	28,524
2,362	Remitly Global, Inc. (a)	63,609
1,088	Shift4 Payments, Inc. - Class A (a)	48,438
7,111	Western Union Co.	80,283
		460,822
Water Utilities - 0.5%
712	American States Water Co.	55,572
1,081	California Water Service Group	52,623
555	SJW Group	34,676
		142,871
Wireless Telecommunication Services - 0.0% (d)
1,201	Gogo, Inc. (a)	12,611
	TOTAL COMMON STOCKS (Cost $29,858,187)	27,488,223

REAL ESTATE INVESTMENT TRUSTS - 6.6%
Diversified - 0.4%
3,576	Broadstone Net Lease, Inc.	50,600
2,875	Essential Properties Realty Trust, Inc.	63,106
		113,706
Health Care - 0.5%
804	National Health Investors, Inc.	40,232
4,829	Physicians Realty Trust	52,443
4,429	Sabra Health Care REIT, Inc.	60,412
		153,087
Hotel & Resort - 0.7%
3,958	Apple Hospitality REIT, Inc.	62,061
3,913	Park Hotels & Resorts, Inc.	45,117
1,106	Ryman Hospitality Properties, Inc.	94,674

Strive Small-Cap ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
		201,852
Industrial - 0.4%
5,566	LXP Industrial Trust	44,027
1,585	Terreno Realty Corp.	84,449
		128,476
Mortgage - 0.8%
3,150	Arbor Realty Trust, Inc. (c)	39,722
3,178	Blackstone Mortgage Trust, Inc. - Class A (c)	63,401
2,143	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36,731
9,351	Rithm Capital Corp.	87,245
		227,099
Multi-Family Residential - 0.5%
2,942	Apartment Income REIT Corp.	85,936
4,344	Independence Realty Trust, Inc.	53,822
		139,758
Office - 1.3%
2,183	COPT Defense Properties	49,772
2,937	Cousins Properties, Inc.	52,484
3,206	Douglas Emmett, Inc.	35,939
2,028	Equity Commonwealth	38,410
2,027	Highwoods Properties, Inc.	36,263
2,253	Kilroy Realty Corp.	64,391
1,250	SL Green Realty Corp.	36,613
3,439	Vornado Realty Trust	66,029
		379,901
Other Specialized - 0.4%
1,440	EPR Properties	61,488
1,676	Four Corners Property Trust, Inc.	35,699
2,840	Outfront Media, Inc.	27,718
		124,905
Retail- 1.0%
4,379	Kite Realty Group Trust	93,360
4,158	Macerich Co.	40,416
2,275	Phillips Edison & Co., Inc.	80,330
3,504	SITE Centers Corp.	40,857
2,020	Tanger Factory Outlet Centers, Inc.	45,551
		300,514
Self-Storage - 0.1%
1,587	National Storage Affiliates Trust	45,261
Timber - 0.5%
1,518	PotlatchDeltic Corp.	65,046
2,860	Rayonier, Inc.	72,186
		137,232
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,149,580)	1,951,791

Strive Small-Cap ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.3%
387,769	First American Government Obligations Fund - Class X, 5.27% (e)	387,769
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $387,769)	387,769

MONEY MARKET FUNDS - 0.3%
91,150	First American Government Obligations Fund - Class X, 5.27% (e)	91,150
	TOTAL MONEY MARKET FUNDS (Cost $91,150)	91,150

	TOTAL INVESTMENTS (Cost $32,486,686) - 101.3%	$29,918,933
	Liabilities in Excess of Other Assets - (1.3%)	(382,626)
	TOTAL NET ASSETS - 100.0%	$29,536,307

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Non-income producing security.
(b) Foreign issued security.
(c) This security or a portion of this security was out on loan as of October 31, 2023. Total loaned securities had a market value of $378,433 as of October 31, 2023.
(d) Represents less than 0.05% of net assets.
(e) Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Global Fund Services, LLC.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2023, the Strive Small-Cap ETF did not hold securities valued by the valuation designee.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of October 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$27,430,427	$ -	$-	$27,430,427
Real Estate Investment Trusts	1,951,791	-	-	1,951,791
Investments Purchased with Proceeds from Securities Lending	387,769	-	-	387,769
Short Term Investments	91,150	-	-	91,150
Total Investments in Securities	$29,861,137	$ -	$-	$29,861,137
* For further detail on each asset class, see the Schedule of Investments
During the fiscal period ended October 31, 2023, the Strive Small-Cap ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.